Offerings	Oct. 03, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	697
Proposed Maximum Offering Price per Unit	1.5235
Maximum Aggregate Offering Price	$ 1,061.88
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.09
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933 (the "Securities Act"), the shares being registered hereunder include such indeterminate number of shares of common stock, par value $0.0001 per share (the "Common Stock"), as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. (2) Represents an additional of 697 shares of Common Stock issuable upon the conversion of shares of Series B Convertible Preferred Stock (the "Preferred Stock") and issuable as dividends to the holders of the Preferred Stock, based on the Company's reasonable good-faith estimate of the number of Dividend Shares to be issued. (3) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low prices of the Common Stock as reported on the Nasdaq Capital Market on October 1, 2026, which such date is within five business days of the filing of this registration statement, of $1.5235 per share.
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	490,910
Proposed Maximum Offering Price per Unit	1.345
Maximum Aggregate Offering Price	$ 660,273.95
Amount of Registration Fee	$ 91.18
Offering Note	The Registrant previously paid a registration fee of $91.18 in connection with the initial filing of this Registration Statement on June 4, 2026, based on the registration of 490,607 shares of Common Stock at a proposed maximum offering price per share of $1.345, estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, with a fee rate of $0.0001381. The registration fee for the 697 shares of Common Stock registered hereby, calculated pursuant to Rule 457(c) under the Securities Act on the basis of the average of the high and low prices of the Common Stock as reported on The Nasdaq Capital Market on October 1, 2026, is $1.5235, and the current fee rate is now $0.00008700. Because the registration fee previously paid does not exceed the registration fee calculated for this Amendment No. 2, the net fee due is $0.09.